Description Of Business And Summary Of Significant Accounting Policies Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax		$ 0	$ 0	$ (1.9)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax		0.4	(2.1)	(0.3)
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (2.0)	$ 0.4	$ (2.1)	$ (2.2)